Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.97%
Advertising–1.05%
Trade Desk, Inc. (The), Class A(b)	25,076	$1,959,689
Aerospace & Defense–3.40%
Curtiss-Wright Corp.	17,374	3,398,876
Howmet Aerospace, Inc.	64,012	2,960,555
		6,359,431
Application Software–5.39%
Manhattan Associates, Inc.(b)	16,067	3,175,803
Synopsys, Inc.(b)	8,229	3,776,865
Tyler Technologies, Inc.(b)	8,142	3,143,952
		10,096,620
Asset Management & Custody Banks–0.93%
Federated Hermes, Inc., Class B(c)	51,361	1,739,597
Automotive Parts & Equipment–3.30%
Aptiv PLC(b)	29,845	2,942,419
Mobileye Global, Inc., Class A (Israel)(b)(c)	23,328	969,278
Visteon Corp.(b)	16,416	2,266,557
		6,178,254
Casinos & Gaming–0.94%
Boyd Gaming Corp.(c)	28,941	1,760,481
Communications Equipment–1.60%
Motorola Solutions, Inc.	11,018	2,999,540
Construction & Engineering–0.89%
Valmont Industries, Inc.	6,970	1,674,264
Construction Machinery & Heavy Transportation Equipment– 1.08%
Allison Transmission Holdings, Inc.	34,232	2,021,742
Construction Materials–1.87%
Summit Materials, Inc., Class A(b)	49,978	1,556,315
Vulcan Materials Co.	9,625	1,944,442
		3,500,757
Consumer Staples Merchandise Retail–1.37%
BJ’s Wholesale Club Holdings, Inc.(b)	35,936	2,564,752
Distillers & Vintners–1.12%
Constellation Brands, Inc., Class A	8,357	2,100,365
Distributors–1.27%
LKQ Corp.	47,960	2,374,500
Diversified Financial Services–1.32%
Equitable Holdings, Inc.	87,168	2,474,700
Electric Utilities–1.28%
American Electric Power Co., Inc.	31,868	2,397,111
Electrical Components & Equipment–4.55%
Generac Holdings, Inc.(b)(c)	9,471	1,031,960
Hubbell, Inc.	9,647	3,023,466
Shares		Value
Electrical Components & Equipment–(continued)
Regal Rexnord Corp.(c)	10,545	$1,506,670
Rockwell Automation, Inc.	10,324	2,951,322
		8,513,418
Electronic Equipment & Instruments–0.97%
Keysight Technologies, Inc.(b)	13,705	1,813,309
Environmental & Facilities Services–1.85%
Republic Services, Inc.	24,369	3,472,826
Fertilizers & Agricultural Chemicals–1.08%
Mosaic Co. (The)	56,980	2,028,488
Financial Exchanges & Data–1.40%
Cboe Global Markets, Inc.	16,747	2,616,049
Footwear–0.86%
Deckers Outdoor Corp.(b)(c)	3,116	1,601,904
Health Care Equipment–3.74%
Baxter International, Inc.	36,528	1,378,567
DexCom, Inc.(b)	21,051	1,964,058
GE HealthCare Technologies, Inc.(c)	17,585	1,196,484
Zimmer Biomet Holdings, Inc.	22,051	2,474,563
		7,013,672
Health Care Facilities–3.36%
Acadia Healthcare Co., Inc.(b)	29,482	2,072,879
Encompass Health Corp.	29,549	1,984,511
Tenet Healthcare Corp.(b)	33,799	2,227,016
		6,284,406
Health Care Supplies–1.12%
Cooper Cos., Inc. (The)	6,589	2,095,368
Homebuilding–2.62%
D.R. Horton, Inc.	23,255	2,499,215
TopBuild Corp.(b)	9,541	2,400,515
		4,899,730
Hotels, Resorts & Cruise Lines–1.33%
Choice Hotels International, Inc.(c)	20,291	2,485,850
Household Products–1.23%
Church & Dwight Co., Inc.	25,099	2,299,821
Human Resource & Employment Services–3.14%
ASGN, Inc.(b)	24,282	1,983,354
Korn Ferry	42,226	2,003,201
Paylocity Holding Corp.(b)	10,473	1,902,944
		5,889,499
Industrial Machinery & Supplies & Components–3.71%
Lincoln Electric Holdings, Inc.(c)	11,898	2,162,938
Parker-Hannifin Corp.	6,121	2,384,252
Xylem, Inc.	26,378	2,401,189
		6,948,379

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Industrial REITs–0.97%
First Industrial Realty Trust, Inc.	38,340	$1,824,601
Insurance Brokers–1.77%
Arthur J. Gallagher & Co.	14,517	3,308,860
Interactive Home Entertainment–1.35%
Electronic Arts, Inc.	20,931	2,520,092
Interactive Media & Services–1.29%
Pinterest, Inc., Class A(b)	89,735	2,425,537
Internet Services & Infrastructure–1.02%
MongoDB, Inc.(b)	5,515	1,907,418
Investment Banking & Brokerage–1.65%
Raymond James Financial, Inc.	30,851	3,098,366
IT Consulting & Other Services–1.04%
Amdocs Ltd.(c)	23,155	1,956,366
Life Sciences Tools & Services–0.68%
Illumina, Inc.(b)	9,224	1,266,271
Managed Health Care–0.69%
Molina Healthcare, Inc.(b)	3,915	1,283,689
Metal, Glass & Plastic Containers–2.14%
Crown Holdings, Inc.	22,458	1,987,084
Silgan Holdings, Inc.(c)	46,742	2,015,047
		4,002,131
Multi-line Insurance–1.26%
Hartford Financial Services Group, Inc. (The)	33,347	2,364,636
Multi-Utilities–2.95%
CMS Energy Corp.	49,739	2,641,638
WEC Energy Group, Inc.	35,865	2,888,926
		5,530,564
Oil & Gas Exploration & Production–4.13%
APA Corp.	68,073	2,797,800
Chesapeake Energy Corp.(c)	27,972	2,412,026
Marathon Oil Corp.	94,331	2,523,354
		7,733,180
Oil & Gas Storage & Transportation–1.09%
Cheniere Energy, Inc.	12,322	2,044,959
Other Specialized REITs–1.03%
Lamar Advertising Co., Class A(c)	23,092	1,927,489
Other Specialty Retail–0.99%
Tractor Supply Co.(c)	9,088	1,845,318
Packaged Foods & Meats–0.75%
Lamb Weston Holdings, Inc.	15,160	1,401,694
Regional Banks–4.22%
Columbia Banking System, Inc.	50,639	1,027,972
M&T Bank Corp.	23,060	2,915,937
Webster Financial Corp.(c)	59,985	2,417,995
Wintrust Financial Corp.	20,409	1,540,880
		7,902,784
Shares		Value
Research & Consulting Services–2.44%
CACI International, Inc., Class A(b)	8,213	$2,578,307
TransUnion	27,810	1,996,480
		4,574,787
Restaurants–0.88%
Yum! Brands, Inc.(c)	13,243	1,654,580
Retail REITs–1.21%
Kimco Realty Corp.	128,359	2,257,835
Semiconductor Materials & Equipment–2.09%
KLA Corp.	5,398	2,475,847
MKS Instruments, Inc.(c)	16,683	1,443,747
		3,919,594
Semiconductors–1.11%
Marvell Technology, Inc.	38,512	2,084,655
Single-Family Residential REITs–1.39%
American Homes 4 Rent, Class A	77,265	2,603,058
Soft Drinks & Non-alcoholic Beverages–1.10%
Celsius Holdings, Inc.(b)(c)	6,779	1,163,276
Coca-Cola Consolidated, Inc.	1,414	899,757
		2,063,033
Specialty Chemicals–0.81%
PPG Industries, Inc.	11,659	1,513,338
Systems Software–0.54%
Gitlab, Inc., Class A(b)	22,475	1,016,320
Telecom Tower REITs–0.61%
SBA Communications Corp., Class A(c)	5,731	1,147,174
Total Common Stocks & Other Equity Interests (Cost $153,957,591)		185,342,851
Money Market Funds–0.87%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	572,146	572,146
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	408,304	408,385
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	653,881	653,881
Total Money Market Funds (Cost $1,634,380)		1,634,412
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $155,591,971)		186,977,263
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.41%
Invesco Private Government Fund, 5.30%(d)(e)(f)	7,926,563	7,926,563
Invesco Private Prime Fund, 5.51%(d)(e)(f)	17,193,012	17,193,012
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,120,963)		25,119,575
TOTAL INVESTMENTS IN SECURITIES–113.25% (Cost $180,712,934)		212,096,838
OTHER ASSETS LESS LIABILITIES—(13.25)%		(24,812,910)
NET ASSETS–100.00%		$187,283,928
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$350,226	$10,790,120	$(10,568,200)	$-	$-	$572,146	$31,111
Invesco Liquid Assets Portfolio, Institutional Class	250,170	7,707,228	(7,548,714)	32	(331)	408,385	21,221
Invesco Treasury Portfolio, Institutional Class	400,258	12,331,566	(12,077,943)	-	-	653,881	33,252
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,444,805	76,114,681	(72,632,923)	-	-	7,926,563	154,377*
Invesco Private Prime Fund	11,429,500	142,633,235	(136,866,037)	(1,842)	(1,844)	17,193,012	430,184*
Total	$16,874,959	$249,576,830	$(239,693,817)	$(1,810)	$(2,175)	$26,753,987	$670,145

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$185,342,851	$—	$—	$185,342,851
Money Market Funds	1,634,412	25,119,575	—	26,753,987
Total Investments	$186,977,263	$25,119,575	$—	$212,096,838
Invesco V.I. Main Street Mid Cap Fund®